DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET
NOTE 9          -      DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

Deferred tax and other long-term assets, net consist of the following:

	As of December 31,
	2017	2016
Deferred tax asset ( see Note 19)	$82,852	$--
Prepaid long-term land lease, net (see Note 15C)	3,417	3,537
Fair value of cross currency interest rate swap ( see Note 13D)	18,005	--
Long-term prepaid expenses and others	6,995	910
	$111,269	$4,447